UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue, 32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue, 32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (212) 933-0393

Date of fiscal year end: March 31, 2025

Date of reporting period: September 30, 2024

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) [17 CFR § 270.30e-1], is attached hereto.

KraneShares Trust

KraneShares China Internet and Covered Call Strategy ETF

Ticker: KLIP

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares China Internet and Covered Call Strategy ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/klip/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares China Internet and Covered Call Strategy ETF	$13	0.26%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$137,303,669	7	$215,707	188%

What did the Fund invest in?

 Asset WeightingsFootnote Reference*

Exchange - Traded Fund
123.2%
Short-Term Investments
0.5%
Written Options(1)
-25.5%

Value	Value
Written OptionsFootnote Reference(1)	-25.5%
Short-Term Investments	0.5%
Exchange - Traded Fund	123.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote(1)	At market value.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
KraneShares CSI China Internet ETFFootnote Reference**	123.2%
Written Option - KWEB US, $25.69, 10/04/24Footnote Reference(1)	-9.0%
Written Option - KWEB US, $25.28, 10/11/24Footnote Reference(1)	-6.4%
Written Option - KWEB US, $25.42, 10/18/24Footnote Reference(1)	-4.6%
Written Option - KWEB US, $26.76, 10/24/24Footnote Reference(1)	-4.0%
Written Option - KWEB US, $33.93, 11/01/24Footnote Reference(1)	-1.5%
Footnote	Description
Footnote**	Affiliated
Footnote(1)	At market value.
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/klip/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-29

KraneShares Trust

KraneShares 90% KWEB Defined Outcome January 2026 ETF

Ticker: KBUF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares 90% KWEB Defined Outcome January 2026 ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/kbuf/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares 90% KWEB Defined Outcome January 2026 ETF	$15	0.27%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,939,517	3	$3,334	0%

What did the Fund invest in?

 Asset WeightingsFootnote Reference*

Exchange - Traded Fund
118.0%
Purchased Options(1)
2.6%
Written Options(1)
-20.6%

Value	Value
Written OptionsFootnote Reference(1)	-20.6%
Purchased OptionsFootnote Reference(1)	2.6%
Exchange - Traded Fund	118.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote(1)	At market value.

Top Holdings

Holding Name	Percentage of Total Net Assets
KraneShares CSI China Internet ETFFootnote Reference**	118.0%
Written Option - KWEB US, $34.48, 01/16/26Footnote Reference(1)	-20.6%
Purchased Option - KWEB US, $21.98, 01/16/26Footnote Reference(1)	2.6%
Footnote	Description
Footnote**	Affiliated
Footnote(1)	At market value.

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kbuf/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-27

KraneShares Trust

KraneShares 100% KWEB Defined Outcome January 2026 ETF

Ticker: KPRO

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares 100% KWEB Defined Outcome January 2026 ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/kpro/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares 100% KWEB Defined Outcome January 2026 ETF	$14	0.27%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,753,356	3	$3,244	0%

What did the Fund invest in?

 Asset WeightingsFootnote Reference*

Exchange - Traded Fund
126.1%
Purchased Options(1)
4.2%
Written Options(1)
-30.2%

Value	Value
Written OptionsFootnote Reference(1)	-30.2%
Purchased OptionsFootnote Reference(1)	4.2%
Exchange - Traded Fund	126.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote(1)	At market value.

Top Holdings

Holding Name	Percentage of Total Net Assets
KraneShares CSI China Internet ETFFootnote Reference**	126.1%
Written Option - KWEB US, $29.96, 01/16/26Footnote Reference(1)	-30.2%
Purchased Option - KWEB US, $24.42, 01/16/26Footnote Reference(1)	4.2%
Footnote	Description
Footnote**	Affiliated
Footnote(1)	At market value.

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kpro/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-26

KraneShares Trust

KraneShares Hedgeye Hedged Equity Index ETF

Ticker: KSPY

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares Hedgeye Hedged Equity Index ETF (the "Fund") for the period from July 15, 2024 (commencement of operations) to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/kspy/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares Hedgeye Hedged Equity Index ETF	$15	0.69%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,774,285	6	$6,273	0%

What did the Fund invest in?

 Asset WeightingsFootnote Reference*

Exchange - Traded Fund
100.3%
Purchased Options(1)
1.1%
Written Options(1)
-1.4%

Value	Value
Written OptionsFootnote Reference(1)	-1.4%
Purchased OptionsFootnote Reference(1)	1.1%
Exchange - Traded Fund	100.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote(1)	At market value.

Top Holdings

Holding Name	Percentage of Total Net Assets
SPDR S&P 500 ETF Trust	100.3%
Written Option - SPDR S&P 500 Index, $577.26, 10/18/24Footnote Reference(1)	-1.0%
Purchased Option - S&P 500 Index, $5,755.00, 10/18/24Footnote Reference(1)	1.0%
Written Option - S&P 500 Index, $5,610.00, 10/18/24Footnote Reference(1)	-0.4%
Purchased Option - Mini-SPX Index, $575.00, 10/18/24Footnote Reference(1)	0.1%
Written Option - Mini-SPX Index, $561.00, 10/18/24Footnote Reference(1)	0.0%
Footnote	Description
Footnote(1)	At market value.

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kspy/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-28

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Registrant’s financial statements, which is included under Item 7.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Semi-Annual Financials and Other Information

KraneShares China Internet and Covered Call Strategy ETF

KraneShares 90% KWEB Defined Outcome January 2026 ETF

KraneShares 100% KWEB Defined Outcome January 2026 ETF

KraneShares Hedgeye Hedged Equity Index ETF

September 30, 2024

Fund shares may only be purchased or redeemed from a Fund in Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares China Internet and Covered Call Strategy ETF

	Shares	Value
EXCHANGE - TRADED FUND — 123.2%
KraneShares CSI China Internet ETF(A)	4,972,312	$169,158,055
TOTAL EXCHANGE - TRADED FUND (Cost $137,220,749)		169,158,055

SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Cl Premier, 4.940%(B)	689,195	689,195
TOTAL SHORT-TERM INVESTMENT (Cost $689,195)		689,195

TOTAL INVESTMENTS — 123.7% (Cost $137,909,944)		169,847,250
OTHER ASSETS LESS LIABILITIES – (23.7)%		(32,543,581)
NET ASSETS - 100%		$137,303,669

WRITTEN OPTIONS — (25.5)% (Premiums Received $(5,432,035))		$(34,968,611)

(A)	Affiliated Investment.
(B)	The rate shown is the 7-day effective yield as of September 30, 2024.

A list of open option contracts held by the Fund at September 30, 2024 was as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
WRITTEN OPTIONS — (25.5)%
Call Options
KWEB US*	(14,921)	$(50,761,242)	$25.69	10/04/24	$(12,388,608)
KWEB US*	(10,086)	(34,312,572)	25.28	10/11/24	(8,827,570)
KWEB US*	(7,224)	(24,576,048)	25.42	10/18/24	(6,239,802)
KWEB US*	(7,472)	(25,419,744)	26.76	10/24/24	(5,500,214)
KWEB US*	(10,020)	(34,088,040)	33.93	11/01/24	(2,012,417)
Total Written Options		$(169,157,646)			$(34,968,611)

*	KraneShares CSI China Internet ETF.

The following summarizes the market value of the Fund’s investments used as of September 30, 2024, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$169,158,055	$—	$—	$169,158,055
Short-Term Investment	689,195	—	—	689,195
Total Investments in Securities	$169,847,250	$—	$—	$169,847,250

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$—	$(34,968,611)	$—	$(34,968,611)
Total Liabilities	$—	$(34,968,611)	$—	$(34,968,611)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares China Internet and Covered Call Strategy ETF (concluded)

Transactions with affiliated companies during the period ended September 30, 2024 are as follows:

Value as of 3/31/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 9/30/2024	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$167,701,065	$362,141,484	$(372,187,404)	$28,197,734	$(16,694,824)	$169,158,055	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares 90% KWEB Defined Outcome January 2026 ETF

	Shares	Value
EXCHANGE - TRADED FUND — 118.0%
KraneShares CSI China Internet ETF(A)	102,000	$3,470,040
TOTAL EXCHANGE - TRADED FUND (Cost $2,490,840)		3,470,040

PURCHASED OPTION — 2.6%
TOTAL PURCHASED OPTION (Cost $299,907)		75,704

TOTAL INVESTMENTS — 120.6% (Cost $2,790,747)		3,545,744
OTHER ASSETS LESS LIABILITIES – (20.6)%		(606,227)
NET ASSETS - 100%		$2,939,517

WRITTEN OPTIONS — (20.6)% (Premiums Received $(293,730))		$(604,911)

(A)	Affiliated Investment.

A list of open option contracts held by the Fund at September 30, 2024 was as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTION — 2.6%
Put Options
KWEB US*	1,020	$3,470,040	$21.98	01/16/26	$75,704
WRITTEN OPTION — (20.6)%
Call Options
KWEB US*	(1,020)	$(3,470,040)	$34.48	01/16/26	$(604,911)

*	KraneShares CSI China Internet ETF.

The following summarizes the market value of the Fund’s investments used as of September 30, 2024, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$3,470,040	$—	$—	$3,470,040
Purchased Option	—	75,704	—	75,704
Total Investments in Securities	$3,470,040	$75,704	$—	$3,545,744

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	$—	$(604,911)	$—	$(604,911)
Total Liabilities	$—	$(604,911)	$—	$(604,911)

Transactions with affiliated companies during the period ended September 30, 2024 are as follows:

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares 90% KWEB Defined Outcome January 2026 ETF (concluded)

Value as of 3/31/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 9/30/2024	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$2,677,500	$—	$—	$792,540	$—	$3,470,040	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares 100% KWEB Defined Outcome January 2026 ETF

	Shares	Value
EXCHANGE - TRADED FUND — 126.1%
KraneShares CSI China Internet ETF(A)	102,000	$3,470,040
TOTAL EXCHANGE - TRADED FUND (Cost $2,490,840)		3,470,040

PURCHASED OPTION — 4.2%
TOTAL PURCHASED OPTION (Cost $401,907)		116,331

TOTAL INVESTMENTS — 130.3% (Cost $2,892,747)		3,586,371
OTHER ASSETS LESS LIABILITIES – (30.3)%		(833,015)
NET ASSETS - 100%		$2,753,356

WRITTEN OPTIONS — (30.2)%
(Premiums Received $(395,729))		$(831,830)

(A)	Affiliated Investment.

A list of open option contracts held by the Fund at September 30, 2024 was as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTION — 4.2%
Put Options
KWEB US*	1,020	$3,470,040	$24.42	01/16/26	$116,331
WRITTEN OPTION — (30.2)%
Call Options
KWEB US*	(1,020)	$(3,470,040)	$29.96	01/16/26	$(831,830)

*	KraneShares CSI China Internet ETF.

The following summarizes the market value of the Fund’s investments used as of September 30, 2024, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$3,470,040	$—	$—	$3,470,040
Purchased Option	—	116,331	—	116,331
Total Investments in Securities	$3,470,040	$116,331	$—	$3,586,371

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	$—	$(831,830)	$—	$(831,830)
Total Liabilities	$—	$(831,830)	$—	$(831,830)

Transactions with affiliated companies during the period ended September 30, 2024 are as follows:

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares 100% KWEB Defined Outcome January 2026 ETF (concluded)

Value as of 3/31/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 9/30/2024	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$2,677,500	$—	$—	$792,540	$—	$3,470,040	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Hedgeye Hedged Equity Index ETF

	Shares	Value
EXCHANGE - TRADED FUND — 100.3%
SPDR S&P 500 ETF Trust	6,600	$3,786,816
TOTAL EXCHANGE - TRADED FUND (Cost $3,678,510)		3,786,816

PURCHASED OPTIONS(A) — 1.1%
TOTAL PURCHASED OPTIONS (Cost $41,443)		39,465

TOTAL INVESTMENTS — 101.4% (Cost $3,719,953)		3,826,281
OTHER ASSETS LESS LIABILITIES – (1.4)%		(51,996)
NET ASSETS - 100%		$3,774,285

WRITTEN OPTIONS — (1.4)% (Premiums Received $(54,727))		$(52,452)

(A)	Refer to option table below.

A list of open option contracts held by the Fund at September 30, 2024 was as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 1.1%
Put Options
Mini-SPX Index	6	$345,750	$575.00	10/18/24	$3,495
S&P 500 Index	6	3,457,488	5,755.00	10/18/24	35,970
Total Purchased Options		$3,803,238			$39,465
WRITTEN OPTIONS — (1.4)%
Put Options
Mini-SPX Index	(6)	$(345,750)	561.00	10/18/24	$(1,533)
S&P 500 Index	(6)	(3,457,488)	5,610.00	10/18/24	(15,300)
		(3,803,238)			(16,833)
Call Options
SPDR S&P 500 Index	(66)	(3,786,816)	$577.26	10/18/24	(35,619)
Total Written Options		$(7,590,054)			$(52,452)

As of September 30, 2024, all of the Fund’s investments and other financial instruments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments September 30, 2024

Glossary (abbreviations which may be used in preceding Schedule of Investments):

Portfolio Abbreviations

Cl — Class

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

SPX — S&P 500

Statements of Assets and Liabilities (Unaudited)

September 30, 2024

	KraneShares China Internet and Covered Call Strategy ETF	KraneShares 90% KWEB Defined Outcome January 2026 ETF	KraneShares 100% KWEB Defined Outcome January 2026 ETF
Assets:
Investments at Value	$689,195	$75,704	$116,331
Affiliated Investments at Value	169,158,055	3,470,040	3,470,040
Cash and Cash Equivalents	2,434,563	—	—
Dividend and Interest Receivable	18,599	—	—
Prepaid Expenses	1,204	16	15
Total Assets	172,301,616	3,545,760	3,586,386

Liabilities:
Written Options at Value	34,968,611	604,911	831,830
Payable for Management Fees	28,711	550	540
Payable for Trustees’ Fees	625	76	75
Payable to Custodian	—	706	585
Total Liabilities	34,997,947	606,243	833,030
Net Assets	$137,303,669	$2,939,517	$2,753,356

Net Assets Consist of:
Paid-in Capital	$183,054,456	$2,500,050	$2,500,050
Total Distributable Earnings/(Loss)	(45,750,787)	439,467	253,306
Net Assets	$137,303,669	$2,939,517	$2,753,356
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	11,125,002	100,002	100,002
Net Asset Value, Offering and Redemption Price Per Share	$12.34	$29.39	$27.53
Cost of Investments	$689,195	$299,907	$401,907
Cost of Affiliated Investments	137,220,749	2,490,840	2,490,840
Written Options, Premiums Received	5,432,035	293,730	395,729

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2024

KraneShares Hedgeye Hedged Equity Index ETF
Assets:
Investments at Value	$3,826,281
Dividend and Interest Receivable	11,521
Total Assets	3,837,802

Liabilities:
Written Options at Value	52,452
Payable to Custodian	8,614
Payable for Management Fees	2,422
Payable for Trustees’ Fees	29
Total Liabilities	63,517
Net Assets	$3,774,285

Net Assets Consist of:
Paid-in Capital	$3,683,247
Total Distributable Earnings	91,038
Net Assets	$3,774,285
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	150,002
Net Asset Value, Offering and Redemption Price Per Share	$25.16
Cost of Investments	$3,719,953
Written Options, Premiums Received	54,727

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2024

	KraneShares China Internet and Covered Call Strategy ETF	KraneShares 90% KWEB Defined Outcome January 2026 ETF	KraneShares 100% KWEB Defined Outcome January 2026 ETF
Investment Income:
Interest Income	$132,965	$34	$35
Total Investment Income	132,965	34	35

Expenses:
Management Fees†	215,707	3,334	3,244
Trustees’ Fees	8,233	186	182
Insurance Expense	1,299	26	26
Total Expenses	225,239	3,546	3,452
Net Investment Loss	(92,274)	(3,512)	(3,417)

Net Realized Gain (Loss) on:
Affiliated Investments	(16,694,824)	—	—
Foreign Currency Translations	(3,900)	—	—
Written Options	21,901,864	—	—
Net Realized Gain	5,203,140	—	—

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(134,365)	(185,824)
Affiliated Investments	28,197,734	792,540	792,540
Written Options	(30,188,442)	(278,297)	(370,882)
Net Change in Unrealized Appreciation (Depreciation)	(1,990,708)	379,878	235,834
Net Realized and Unrealized Gain	3,212,432	379,878	235,834
Net Increase in Net Assets Resulting from Operations	$3,120,158	$376,366	$232,417

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2024

KraneShares Hedgeye Hedged Equity Index ETF(1)
Investment Income:
Dividend Income	$11,521
Interest Income	622
Total Investment Income	12,143

Expenses:
Management Fees†	7,196
Trustees’ Fees	74
Total Expenses	7,270
Management Fee Waiver†	(923)
Net Expenses	6,347
Net Investment Income	5,796

Net Realized Gain (Loss) on:
Investments	133,760
Foreign Currency Translations	(15)
Written Options	(157,106)
Net Realized Loss	(23,361)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	106,328
Written Options	2,275
Net Change in Unrealized Appreciation (Depreciation)	108,603
Net Realized and Unrealized Gain	85,242
Net Increase in Net Assets Resulting from Operations	$91,038

†	See Note 4 in Notes to Financial Statements.
(1)	The Fund’s inception date was on July 15, 2024.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares China Internet and Covered Call Strategy ETF
	Period Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income (Loss)	$(92,274)	$1,853,946
Net Realized Gain	5,203,140	6,177,594
Net Change in Unrealized Appreciation (Depreciation)	(1,990,708)	4,919,516
Net Increase in Net Assets Resulting from Operations	3,120,158	12,951,056
Distributions:	(34,557,025)	(24,792,799)
Return of Capital	—	(20,258,230)

Capital Share Transactions:(1)
Issued	45,781,616	238,876,549
Redeemed	(40,642,152)	(48,489,488)
Increase in Net Assets from Capital Share Transactions	5,139,464	190,387,061
Total Increase (Decrease) in Net Assets	(26,297,403)	158,287,088

Net Assets:
Beginning of Year/Period	163,601,072	5,313,984
End of Year/Period	$137,303,669	$163,601,072

Share Transactions:
Issued	3,100,000	13,900,000
Redeemed	(3,225,000)	(2,900,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(125,000)	11,000,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares 90% KWEB Defined Outcome January 2026 ETF
	Period Ended September 30, 2024 (unaudited)	Period Ended March 31, 2024(1)
Operations:
Net Investment Loss	$(3,512)	$(837)
Net Change in Unrealized Appreciation (Depreciation)	379,878	63,938
Net Increase in Net Assets Resulting from Operations	376,366	63,101

Capital Share Transactions:(2)
Issued	—	2,500,050
Increase in Net Assets from Capital Share Transactions	—	2,500,050
Total Increase in Net Assets	376,366	2,563,151

Net Assets:
Beginning of Year/Period	2,563,151	—
End of Year/Period	$2,939,517	$2,563,151

Share Transactions:
Issued	—	100,002
Net Increase in Shares Outstanding from Share Transactions	—	100,002

(1)	The Fund’s inception date was on February 7, 2024.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares 100% KWEB Defined Outcome January 2026 ETF
	Period Ended September 30, 2024 (unaudited)	Period Ended March 31, 2024(1)
Operations:
Net Investment Loss	$(3,417)	$(800)
Net Change in Unrealized Appreciation (Depreciation)	235,834	21,689
Net Increase in Net Assets Resulting from Operations	232,417	20,889

Capital Share Transactions:(2)
Issued	—	2,500,050
Increase in Net Assets from Capital Share Transactions	—	2,500,050
Total Increase in Net Assets	232,417	2,520,939

Net Assets:
Beginning of Year/Period	2,520,939	—
End of Year/Period	$2,753,356	$2,520,939

Share Transactions:
Issued	—	100,002
Net Increase in Shares Outstanding from Share Transactions	—	100,002

(1)	The Fund’s inception date was on February 7, 2024.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (concluded)

KraneShares Hedgeye Hedged Equity Index ETF
Period Ended September 30, 2024(1) (unaudited)
Operations:
Net Investment Income	$5,796
Net Realized Loss	(23,361)
Net Change in Unrealized Appreciation (Depreciation)	108,603
Net Increase in Net Assets Resulting from Operations	91,038

Capital Share Transactions:(2)
Issued	7,398,819
Redeemed	(3,715,572)
Increase in Net Assets from Capital Share Transactions	3,683,247
Total Increase in Net Assets	3,774,285

Net Assets:
Beginning of Year/Period	—
End of Year/Period	$3,774,285

Share Transactions:
Issued	300,002
Redeemed	(150,000)
Net Increase in Shares Outstanding from Share Transactions	150,002

(1)	The Fund’s inception date was on July 15, 2024.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

This page intentionally left blank.

Financial Highlights

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2024 (Unaudited)

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
KraneShares China Internet and Covered Call Strategy ETF
2024***	14.54	(0.01)	0.48	0.47	(2.67)	—
2024	21.26	0.38	1.84	2.22	(4.92)	(4.02)
2023(1)	25.00	(0.01)	(0.91)	(0.92)	(2.09)	(0.73)
KraneShares 90% KWEB Defined Outcome January 2026 ETF
2024***(2)	25.63	(0.04)	3.80	3.76	—	—
2024(2)	25.00	(0.01)	0.64	0.63	—	—
KraneShares 100% KWEB Defined Outcome January 2026 ETF
2024***(2)	25.21	(0.03)	2.35	2.32	—	—
2024(2)	25.00	(0.01)	0.22	0.21	—	—
KraneShares Hedgeye Hedged Equity Index ETF
2024***(3)	25.00	0.03	0.13	0.16	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2024.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).
(1)	The Fund’s inception date was on January 11, 2023.
(2)	The Fund’s inception date was on February 7, 2024.
(3)	The Fund’s inception date was on July 15, 2024.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

(2.67)	12.34	3.67	137,304	0.26†‡	0.26†‡	(0.11)†	188	††
(8.94)	14.54	14.27	163,601	0.26‡	0.26‡	2.30	347
(2.82)	21.26	(3.56)	5,314	0.26†‡	0.26†‡	(0.14)†	—	††

—	29.39	14.67	2,940	0.27†‡	0.27†‡	(0.26)†	—	††
—	25.63	2.52	2,563	0.26†‡	0.26†‡	(0.23)†	—	††

—	27.53	9.20	2,753	0.27†‡	0.27†‡	(0.26)†	—	††
—	25.21	0.84	2,521	0.26†‡	0.26†‡	(0.23)†	—	††

—	25.16	0.64	3,774	0.69†	0.79†	0.63†	—	††

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of September 30, 2024, the Trust had twenty-nine operational series. The financial statements herein and the related notes pertain to the following 4 series: KraneShares China Internet and Covered Call Strategy ETF, KraneShares 90% KWEB Defined Outcome January 2026 ETF, KraneShares 100% KWEB Defined Outcome January 2026 ETF and KraneShares Hedgeye Hedged Equity Index ETF (each, a “Fund” and collectively, the “Funds”). All Funds are non-diversified Funds, as defined under Section 5(b)(1) of the Investment Company Act. Krane Funds Advisors, LLC (“Krane” or the “Adviser”), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. As of September 30, 2024, Central Huijin Investment Limited, a mainland Chinese-domiciled entity, and HKSCC Nominees Limited, held approximately 40.1% and 39.4%, respectively, of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 280 Park Avenue 32nd Floor, New York, New York, 10017, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange” or the “NYSE”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in a large specified number of Shares each called a “Creation Unit”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

At September 30, 2024, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

KraneShares China Internet and Covered Call Strategy ETF seeks to provide current income.

KraneShares 90% KWEB Defined Outcome January 2026 ETF seeks to provide investors with returns that match the total return of the KraneShares CSI China Internet ETF (“Underlying ETF”) of increases of up to 41.20% of the Underlying ETF (prior to taking into account any fees or expenses)

Notes to Financial Statements (Unaudited) (continued)

(“Cap”) while providing a Buffer against 90% of decreases in the total return of the Underlying ETF (prior to taking into account any fees or expenses) (“Buffer”), over the period from February 8, 2024 to January 16, 2026 (the “initial Outcome Period”).

KraneShares 100% KWEB Defined Outcome January 2026 ETF seeks to provide investors with returns that match the total return of the Underlying ETF of increases of up to 22.69% of the Underlying ETF (prior to taking into account any fees or expenses) (“Cap”) while providing a Buffer against 100% of decreases in the total return of the Underlying ETF (prior to taking into account any fees or expenses) (“Buffer”), over the period from February 8, 2024 to January 16, 2026 (the “initial Outcome Period”).

KraneShares Hedgeye Hedged Equity Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the Hedgeye Hedged Equity Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally is calculated by the Administrator (as defined below) and determined as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (normally 4:00 p.m., Eastern Time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Securities listed on a securities exchange (i.e., exchange-traded equity securities), market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by independent pricing agents at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

Notes to Financial Statements (Unaudited) (continued)

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time.

The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent.

Exchange-traded options, except as discussed below for FLEX options, are valued at the mean of their most recent bid and asked price, if available, and otherwise, long positions will be valued at the most-recent bid price, and short positions will be valued at the most-recent ask price. Over-the-counter (“OTC”) options are valued based upon prices determined by the applicable independent, third party pricing agent. FLEX (short for flexible) options are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX option occurs, the trade price will be used to value such FLEX options in lieu of the model price.

Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent. As of and during the period ended September 30, 2024, the Funds did not hold swaps or foreign currency forward contracts.

On certain days, the settlement price for futures may not be available at the time the Fund calculates its NAV. On such days, the best available price (which is typically the last trade price) may be used to value futures.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

Investments for which market prices are not “readily available,” or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Adviser’s valuation policies and procedures approved by the Board. Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time.

In addition, a Fund may fair value its securities if an event that may materially affect the value of a Fund’s securities that trade outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant

Notes to Financial Statements (Unaudited) (continued)

Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Value Pricing Committee be called.

With respect to trade-halted securities, the Adviser typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane’s Fair Value Pricing Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (“Collared Securities”). Fair value determinations for Collared Securities will generally be capped based on any applicable pre-determined “limit down” or “limit up” prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day (a “Business Day”, as used herein, is any day on which the Exchange is open for business). In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when share purchases or sales cannot occur.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Transactions in Fund shares will be priced at NAV only if shares are purchased or redeemed directly from a Fund in Creation Units. No secondary sales will be made to brokers or dealers at concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Notes to Financial Statements (Unaudited) (continued)

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of September 30, 2024, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method.

Notes to Financial Statements (Unaudited) (continued)

Dividend income received from affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of affiliated funds are on the basis of specific identification. See details on the Statements of Operations.

OPTIONS — The KraneShares China Internet and Covered Call Strategy ETF writes (sells) at the money FLexible EXchange® call options (“FLEX options”) on the KraneShares CSI China Internet ETF (“Underlying Fund”). The KraneShares China Internet and Covered Call Strategy ETF will cover such options by holding the Underlying Fund. FLEX options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Each FLEX option written by KraneShares China Internet and Covered Call Strategy ETF will generally (i) have an expiration date greater than 30 days; (ii) have an exercise price generally at the prevailing market price of the Underlying Fund; and (iii) be traded on a national securities exchange. The KraneShares China Internet and Covered Call Strategy ETF will attempt to hold each FLEX option written until expiration. However, if there are redemptions in the KraneShares China Internet and Covered Call Strategy ETF it may not be able to hold such options until expiration. In addition, each FLEX option written generally will only be subject to exercise on its expiration date.

Each of KraneShares 90% KWEB Defined Outcome January 2026 ETF and KraneShares 100% KWEB Defined Outcome January 2026 ETF invests at least 80% of its net assets in the KraneShares CSI China Internet ETF (the “Underlying Fund”) and options, including FLEX options, on the Underlying Fund. The reference asset for all of the options of each of KraneShares 90% KWEB Defined Outcome January 2026 ETF and KraneShares 100% KWEB Defined Outcome January 2026 ETF is the Underlying Fund. FLEX options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation.

KraneShares Hedgeye Hedged Equity Index ETF utilizes both European-style exchange-traded options on the S&P 500 Index and FLEX options on an ETF that seeks to track the S&P 500 Index or a similar large cap securities index. European-style options are option contracts, which are exercisable at the strike price only on the expiration date. The Fund’s current index is the Hedgeye Hedged Equity Index (the “Underlying Index”), which uses Hedgeye Risk Management, LLC’s Risk Range™ signals to determine whether to buy and/or sell such put and call options, and at what strike prices. The Fund may weight the put and call options differently than the Underlying Index and may buy and sell put and call options on different dates than the Underlying Index.

As of September 30, 2024, the KraneShares China Internet and Covered Call Strategy ETF, KraneShares 90% KWEB Defined Outcome January 2026 ETF, KraneShares 100% KWEB Defined Outcome January 2026 ETF and KraneShares Hedgeye Hedged Equity Index ETF had open written option positions. As of September 30, 2024, the KraneShares 90% KWEB Defined Outcome January 2026 ETF, KraneShares 100% KWEB Defined Outcome January 2026 ETF and KraneShares Hedgeye Hedged Equity Index ETF had open purchased option positions. Refer to the Schedule of Investments for details regarding open options as of September 30, 2024. All options held during the period were equity options.

For the period ended September 30, 2024, the average monthly cost for written options held during the period by the KraneShares China Internet and Covered Call Strategy ETF, KraneShares 90% KWEB Defined Outcome January 2026 ETF, KraneShares 100% KWEB Defined Outcome January 2026 ETF and KraneShares Hedgeye Hedged Equity Index ETF were $9,080,396, $324,314, $479,483 and $57,209, respectively.

Notes to Financial Statements (Unaudited) (continued)

For the period ended September 30, 2024, the average monthly cost for purchased options held during the period by the KraneShares 90% KWEB Defined Outcome January 2026 ETF, KraneShares 100% KWEB Defined Outcome January 2026 ETF and KraneShares Hedgeye Hedged Equity Index ETF were $121,989, $193,683 and $22,266, respectively.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund, except for the KraneShares China Internet and Covered Call Strategy ETF, intends to pay out to their shareholders net investment income, if any, at least annually; the KraneShares China Internet and Covered Call Strategy ETF intends to pay out net investment income, if any, at least monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the BBH Overdraft Base Rate plus 2.00%. Cash overdraft charges are included in “Interest Expense” on the Statements of Operations.

SECURITIES LENDING — The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions. In connection with such loans, a Fund remains the beneficial owner of the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by a Fund from a securities lending program. Each Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (see Note 4).

The Funds do not have securities on loan as of September 30, 2024.

Notes to Financial Statements (Unaudited) (continued)

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 25,000 Shares or multiples thereof). In its discretion, the Trust reserves the right to increase or decrease the number of each Fund’s shares that constitute a Creation Unit.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee may be charged.

The Adviser may adjust the transaction fees from time to time based on actual experience.

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. DERIVATIVES TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments located on the Statements of Assets and Liabilities as of September 30, 2024 was as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets		Statements of Assets
	and Liabilities	Fair Value	and Liabilities	Fair Value
KraneShares China Internet and Covered Call Strategy ETF
Equity contracts	Investments, at value*	$—	Options and Swaptions written, at value	$34,968,611
Total Derivatives not accounted for as hedging instruments		$—		$34,968,611

KraneShares 90% KWEB Defined Outcome January 2026 ETF
Equity contracts	Investments, at value*	$75,704	Options and Swaptions written, at value	$604,911
Total Derivatives not accounted for as hedging instruments		$75,704		$604,911

Notes to Financial Statements (Unaudited) (continued)

	Asset Derivatives		Liability Derivatives
	Statements of Assets		Statements of Assets
	and Liabilities	Fair Value	and Liabilities	Fair Value
KraneShares 100% KWEB Defined Outcome January 2026 ETF
Equity contracts	Investments, at value*	$116,331	Options and Swaptions written, at value	$831,830
Total Derivatives not accounted for as hedging instruments		$116,331		$831,830

KraneShares Hedgeye Hedged Equity Index ETF
Equity contracts	Investments, at value*	$39,465	Options and Swaptions written, at value	$52,452
Total Derivatives not accounted for as hedging instruments		$39,465		$52,452

*	Purchased options and/or swaptions only.

The effect of derivative instruments on the Statements of Operations for the period ended September 30, 2024:

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Written Options and Swaptions
KraneShares China Internet and Covered Call Strategy ETF
Equity contracts	$21,901,864
Total	$21,901,864

KraneShares Hedgeye Hedged Equity Index ETF
Equity contracts	$(157,106)
Total	$(157,106)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions
KraneShares China Internet and Covered Call Strategy ETF
Equity contracts	$—	$(30,188,442)
Total	$—	$(30,188,442)

KraneShares 90% KWEB Defined Outcome January 2026 ETF
Equity contracts	$(134,365)	$(278,297)
Total	$(134,365)	$(278,297)

KraneShares 100% KWEB Defined Outcome January 2026 ETF
Equity contracts	$(185,824)	$(370,882)
Total	$(185,824)	$(370,882)

KraneShares Hedgeye Hedged Equity Index ETF
Equity contracts	$(1,978)	$2,275
Total	$(1,978)	$2,275

Notes to Financial Statements (Unaudited) (continued)

4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) determine which securities are available for loan and notify the securities lending agent for a Fund (the “Agent”), (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning the Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate. The Board supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the Investment Company Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In addition, under the Agreement, while the fees and expenses related to the Funds’ securities lending-related activities reduce the gross revenues and income of the Funds from such activities, they are not fees and expenses for which Krane is responsible.

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if it is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers), included on the Statements of Operations as “Security Lending Fees”.

Management
Fee
KraneShares China Internet and Covered Call Strategy ETF	0.25%

Notes to Financial Statements (Unaudited) (continued)

Management
Fee
KraneShares 90% KWEB Defined Outcome January 2026 ETF	0.25%
KraneShares 100% KWEB Defined Outcome January 2026 ETF	0.25%
KraneShares Hedgeye Hedged Equity Index ETF	0.78%

The Adviser bears all of its own costs associated with providing these advisory services.

Pursuant to the terms of the Fee Waiver Agreement, Krane has contractually agreed to waive its management fee for the below listed Fund by the following amount of the Fund’s average daily net assets until August 1, 2025. The Fee Waiver Agreement may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreement will terminate if the Agreement for the Fund is terminated.

Fee Waiver
KraneShares Hedgeye Hedged Equity Index ETF	0.10%

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the Administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended September 30, 2024, no fees were charged under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

5. INVESTMENT TRANSACTIONS

For the period ended September 30, 2024, the following Fund had purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities:

	Purchases	Sales and Maturities
KraneShares China Internet and Covered Call Strategy ETF	$316,541,100	$319,701,845

For the period ended September 30, 2024, there were no purchases or sales of long-term U.S. government securities for the Funds.

Notes to Financial Statements (Unaudited) (continued)

For the period ended September 30, 2024, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
KraneShares China Internet and Covered Call Strategy ETF	$45,600,384	$39,962,648	$2,264,355
KraneShares Hedgeye Hedged Equity Index ETF	7,212,458	3,667,708	133,760

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of redemptions in-kind, foreign currency translations and distribution reclassification. The permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings for the fiscal period ended March 31, 2024 are redemptions in-kind.

	Distributable	Paid-in
	Earnings/(Loss)	Capital
KraneShares China Internet and Covered Call Strategy ETF	$(972,049)	$972,049

The tax character of dividends and distributions paid during the years or periods ended March 31, 2024 and March 31, 2023 were as follows:

	Ordinary	Long-Term	Return of
	Income	Capital Gain	Capital	Totals
KraneShares China Internet and Covered Call Strategy ETF
2024	$24,792,799	$—	$20,258,230	$45,051,029
2023	395,952	—	139,051	535,003
KraneShares 90% KWEB Defined Outcome January 2026 ETF
2024	$—	$—	$—	$—
KraneShares 100% KWEB Defined Outcome January 2026 ETF
2024	$—	$—	$—	$—

Notes to Financial Statements (Unaudited) (continued)

As of March 31, 2024, the components of tax basis distributable earnings (distributable losses) were as follows:

	KraneShares China Internet and Covered Call Strategy ETF	KraneShares 90% KWEB Defined Outcome January 2026 ETF	KraneShares 100% KWEB Defined Outcome January 2026 ETF
Qualified Late-Year Loss Deferrals	(45,293)	(836)	(799)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(13,296,577)	63,938	21,689
Other Temporary Differences	(1)	(1)	(1)
Total Distributable Earnings/(Loss)	$(13,341,871)	$63,101	$20,889

Qualified late year ordinary and Post-October capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2024 through March 31, 2024 and November 1, 2023 through March 31, 2024, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the tax deferral of losses on wash sales. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2024 were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
KraneShares China Internet and Covered Call Strategy ETF	$137,909,944	$31,937,305	$(29,536,575)	$2,400,730
KraneShares 90% KWEB Defined Outcome January 2026 ETF	2,790,747	979,200	(535,384)	443,816
KraneShares 100% KWEB Defined Outcome January 2026 ETF	2,892,747	979,200	(721,677)	257,523
KraneShares Hedgeye Hedged Equity Index ETF	3,719,953	108,306	(1,978)	106,328

7. CONCENTRATION OF RISKS

As with all exchange-traded funds (“ETFs”), shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

Notes to Financial Statements (Unaudited) (continued)

CHINA RISK — The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. China may be subject to considerable degrees of economic, political and social instability. In addition, the Chinese economy is export-driven and highly reliant on trade with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions or even the threat of such developments, could lead to significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.

The RMB Bond market is volatile with a risk of trading suspensions in particular securities and government interventions. Trading in RMB Bonds may be suspended without warning and for lengthy periods. Information on such trading suspensions, including as to their expected length, may be unavailable. Securities affected by trading suspensions may be or become illiquid. In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make certain Chinese securities illiquid.

In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China including by limiting the ability of Chinese issuers to list on the U.S. exchanges. Worsening trade relations may also result in market volatility and volatility in the price of Fund shares. In addition, the U.S government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies, which may adversely impact the Fund, may mean that the Fund’s Underlying Index may need to adjust its methodology or could increase tracking error for the Fund.

CONCENTRATION RISK — Because the assets of certain Funds are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

CURRENCY RISK — To the extent that the Fund is exposed directly or indirectly to foreign currencies, including through its investments, or invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly

Notes to Financial Statements (Unaudited) (continued)

over short periods of time and can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies and vice versa. This may adversely affect the Fund’s performance.

DERIVATIVES RISK — The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets.

EMERGING MARKETS RISK — A Funds’ investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

EQUITY SECURITIES RISK — The values of equity securities are subject to factors such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

LIQUIDITY RISK — Certain of the Funds’ investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Funds to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition,

Notes to Financial Statements (Unaudited) (continued)

if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

MARKET RISK — The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements.

NEW FUND RISK — If the Fund does not grow in size, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a trading halt.

NON-DIVERSIFIED FUND RISK — Because a Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

OPTIONS RISK — The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by the performance of the issuer of the underlying instrument, by the time remaining until the expiration of the option contract, by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors.

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option by its purchaser to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency. Options are derivatives, which, as described above, can be illiquid and can imperfectly correlate with the reference asset(s).

VALUATION RISK — Independent market quotations for the non-U.S. securities held by the Funds may not be readily available and such securities may be fair valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign

Notes to Financial Statements (Unaudited) (concluded)

different prices to the same investment. As a result, there is a risk that a Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

8. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Approval of Advisory Agreement (Form N-CSRS Item 11) (Unaudited)

Approval of the Existing Advisory Agreement

At a meeting held on May 22-23, 2024, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved renewal of the existing investment advisory agreement (the “KFA Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust on behalf of KraneShares China Internet and Covered Call Strategy ETF (“KLIP” or the “Fund”).

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on May 22, 2024, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests for information relating to the Board’s consideration of the KFA Agreement with respect to the Fund.

The Board considered that its evaluation process with respect to Krane is an ongoing one, and the Board considers information at each of its regularly scheduled meetings related to, among other matters, the services provided to the Fund by Krane. The Board also receives additional information from Krane outside of the regularly scheduled Board meetings, including at executive sessions held by the Independent Trustees.

In evaluating the KFA Agreement with respect to the Fund, the Board considered, among other matters: (1) the nature, extent, and quality of the services provided to the Fund by Krane; (2) the compensation paid by the Fund under the KFA Agreement; (3) the costs of the services provided by Krane and the profitability of Krane with respect to its relationship with the Fund; (4) the extent to which economies of scale could be realized as the Fund grows and whether the unitary fee charged to the Fund under the KFA Agreement will enable investors in the Fund to share in any such economies of scale; and (5) other benefits Krane receives from its relationship with the Fund.

A.	Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the May 22, 2024 executive session of the Independent Trustees and the May 22-23, 2024 meeting of the Board, the Board considered the nature, quality, and extent of the overall services provided by Krane under the KFA Agreement. The Board considered the responsibilities of Krane with respect to the Fund under the KFA Agreement.

The KFA Agreement

●	The Board took note of the qualifications, background and responsibilities of Krane’s senior personnel who provide services to the Fund.

●	The Board recognized that Krane has invested and continues to invest significant time and effort in structuring the Trust and the Fund. The Board noted that Krane is responsible for assessing the market appeal and the investment strategy of the Fund, and that Krane continues to seek to create new series of the Trust that address unique investment strategies. The Board considered the entrepreneurial risk assumed by Krane with respect to the Trust and Fund.

●	The Board also took note that Krane had recommended the termination of several underperforming series of the Trust during the prior calendar year, eliminating the need for Krane personnel to manage investments, operations and compliance for such series.

●	The Board considered that Krane is responsible for arranging and overseeing service

Approval of Advisory Agreement (Form N-CSRS Item 11) (Unaudited) (continued)

providers for the Trust.

●	The Board noted that Krane continues to evaluate its existing compliance and operational staff, as well as its investment personnel, and that Krane continually seeks to hire and retain qualified and experienced staff in these areas and to invest in additional resources as its business continues to grow. The Board noted the increase in compliance and operational personnel at Krane and Krane’s investment in technology to facilitate oversight of various compliance matters.

●	The Board considered the financial condition of Krane and noted that Krane is a subsidiary in a larger family of investment management firms with significant resources.

B.	Investment Performance

The Board noted that it considers the performance of the Fund versus an identified Morningstar peer group at each regular meeting of the Board. At the Meeting, the Board considered the Fund’s performance versus its primary peer group, the Morningstar US ETF China Region, as well as a second peer group, the Morningstar US ETF Derivative Income, that includes ETFs that use covered call options to generate income while maintaining significant exposure to equity market risk. The Board noted the limitations of comparisons versus such large and undifferentiated peer groups, considering that the Fund offers shareholders access to unique investment opportunities, particularly in China.

The Board noted that the Fund is actively managed, and it considered that the performance of the Fund relative to its respective peer group is an appropriate measurement of performance.

The Board considered that, for the since inception and 1-year return periods, KLIP was in the top quartile for performance against its primary peer group primarily because it uses the sale of covered call options to offset losses in its position in the KraneShares CSI China Internet ETF (“KWEB”). The Board also noted that KLIP returned below the median for the same periods when measured against its secondary peer group, because most of the funds in the secondary peer group are exposed to U.S. markets, which have outperformed China’s internet sector, to which KLIP provides exposure.

C.	Compensation

The Board considered that, pursuant to the KFA Agreement, Krane has agreed to a unitary advisory fee arrangement for the Fund. Under the unitary fee arrangement, Krane is responsible for paying most of the expenses incurred by the Fund, including those of the Fund’s principal service providers. The Board considered the information provided by Krane regarding the amounts it pays to the Fund’s service providers under the unitary fee arrangement. The Board reviewed and considered the fees paid by the Fund in light of the nature, quality and extent of the services provided or obtained by Krane. The Board also considered the net expense ratio of the Fund compared to those of its Morningstar peer group.

The Board noted that the management fees paid by the Fund are higher than the median management fee within its Morningstar peer groups, but noted that KLIP provides a unique investment opportunity when compared to other funds in such peer groups. The Board considered that KLIP is a highly differentiated strategy with options income and yield potential higher than the other funds in the primary peer group. With respect to the secondary peer group, the Board considered that KLIP is the only fund in the peer group that sells covered call options in China’s internet sector rather than U.S. focused covered call strategies. The Board considered that Krane

Approval of Advisory Agreement (Form N-CSRS Item 11) (Unaudited) (continued)

applies a methodical and consistent approach to pricing the Fund and conducts significant competitive research with respect to such pricing. The Board considered that the Fund offers unique investment exposure for investors in U.S. registered funds and considered the operational costs incurred by Krane under the unitary fee structure. The Board also considered the effect of the Fund’s assets under management on its net expense ratio.

D.	Costs and Profitability

The Board reviewed a report of fund-by-fund profitability prepared by Krane. The Board noted that it had retained an independent third-party to review Krane’s profitability methodology and that it had the opportunity to discuss with the consultant Krane’s profitability methodology and the consultant’s views regarding the level of profitability reported by Krane versus the limited amount of publicly available information regarding the profitability of other closely held registered investment advisers.

The Board also considered that, although Krane is profitable, it was currently not making a profit from its relationship with KLIP. The Board considered Krane’s commitment to the success of the Fund and the use of a unitary fee structure under which Krane bears the risk if certain of the Fund’s expenses increase or if the Fund’s assets fail to increase to a level sufficient to cover such expenses. The Board recognized that the volatility in asset flows experienced by the Trust overall can directly and materially affect Krane’s profitability.

The Board considered the effect of the Fund’s assets under management on the potential profitability of the Fund under the unitary fee structure in light of the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies, as well as other expenses Krane pays in accordance with the KFA Agreement.

E.	Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the Fund’s operations, including benefits to Krane as a result of potentially increasing the assets invested in KWEB and its ability to use the assets of certain series of the Trust to engage in soft dollar transactions. The Board did not observe any other potential benefits to be realized by Krane from its relationship with the Fund.

F.	Economies of Scale

The Board considered that the Fund is managed by Krane pursuant to a unitary fee advisory agreement, pursuant to which Krane bears all of the Fund’s expenses until it gathers sufficient assets under management to, in effect, pay its own costs. As a result, the Board observed, Krane typically subsidizes a fund for a period of time following its inception. The Board also considered that Krane continues to reinvest a significant portion of its profits in its business, including through the addition of compliance and operations personnel and investment in new compliance systems, and that any economies of scale are shared with the Fund in this manner. The Board determined to continue monitoring for potential economies of scale, but concluded that, at present, they were not a material factor for the Board to consider in connection with the renewal of the KFA Agreement.

G.	Conclusion

The Board did not identify any single factor as being of paramount importance to its review, and different Trustees may have given different weight to different factors in their review of the KFA Agreement. The Board reviewed a memorandum from Independent Trustee counsel and met

Approval of Advisory Agreement (Form N-CSRS Item 11) (Unaudited) (continued)

separately with Independent Trustee counsel to discuss the information provided by Krane, as well as the legal standards and judicial precedent applicable to its consideration of the KFA Agreement. The Board noted that, as in the past, it will continue to monitor the Fund at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the KFA Agreement, were reasonable in light of the factors considered by the Board.

Approval of Advisory Agreement (Form N-CSRS Item 11) (Unaudited) (continued)

Approval of Advisory Agreement

At a meeting held on May 22-23, 2024, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the existing investment advisory agreement (the “Advisory Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust, on behalf of a new series of the Trust: KraneShares Hedgeye Hedged Equity ETF (“KSPY” or “New Fund”).

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on May 22, 2024, the Board received and considered information provided by Krane in response to the Independent Trustees’ written request for information regarding the New Fund and the Advisory Agreement.

The Board noted that it considers information at each of its regularly scheduled meetings related to, among other matters, the services provided by Krane to each series of the Trust. The Board recognized that, going forward, such information will include information related to the New Fund after it is operational. The Board also considered that the Independent Trustees receive additional information outside of regularly scheduled Board meetings and at executive sessions held by the Independent Trustees. As a result, the Board considered that its evaluation process with respect to advisory services provided to the New Fund will be an ongoing one.

In evaluating the Advisory Agreement with respect to the New Fund, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided to the New Fund by Krane; (2) the proposed compensation to be paid by the New Fund under the Advisory Agreement and any related fee waivers or expense caps; (3) the estimated costs of the services to be provided by Krane and the profitability expectations of Krane with respect to its relationship with the New Fund; (4) the extent to which economies of scale could be realized as the New Fund grows and whether the unitary fee charged under the Advisory Agreement will enable investors in the New Fund to share in any such economies of scale; and (5) other benefits Krane anticipates it may receive from its relationship with the New Fund.

A.	Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the May 22, 2024 executive session of the Independent Trustees and the May 22-23, 2024 meeting of the Board, the Board considered the nature, quality, and extent of the overall services to be provided by Krane to the New Fund under the Advisory Agreement.

The Board considered that KSPY is designed to provide investors with passive exposure to the S&P 500 Index, while seeking to reduce volatility and to provide downside risk management through a combination of put and call options to hedge its underlying exposure to the S&P 500. The Board noted the participation of Hedgeye Asset Management, LLC (“Hedgeye”), a well-known research organization, in developing the Hedgeye Hedged Equity Index, KSPY’s underlying index, that utilizes a model based on Hedgeye’s proprietary Risk Range™ Signals to analyze the daily trading range of the S&P 500. The Board considered Krane’s representation that this will be a unique offering in the U.S. capital markets that could provide investors with a combination of downside risk management, option income, and potential compensation for the loss of upside.

Approval of Advisory Agreement (Form N-CSRS Item 11) (Unaudited) (continued)

The Board recognized that Krane invests significant time and effort in structuring new series of the Trust, including the New Fund. The Board considered Krane’s evaluation of the market appeal for the New Fund and considered that Krane worked with the Trust’s service providers to manage the administrative and other requirements for the New Fund. The Board considered that Krane continually evaluates its existing compliance, operational and investment teams and that Krane has consistently sought to retain qualified and experienced staff in these areas as its business has grown. The Board considered Krane’s current ownership structure, financial strength and long-term strategic plans, and noted that Krane is subsidiary in a family of investment management firms with significant resources, including administrative resources utilized by Krane.

B.	Investment Performance

The Board noted that, because the New Fund has not yet commenced investment operations, it has no investment performance. The Board considered that once the New Fund commences operations, the Board will receive regular reports regarding the performance of the New Fund relative to a Morningstar peer group, as well as a select group of peers identified by Krane. The Board also considered that at its regular meetings it will receive information regarding the performance of the New Fund against the performance of its respective underlying index. The Board recognized that there are limited peers available for the New Fund.

C.	Compensation

The Board considered that, pursuant to the Advisory Agreement, Krane will enter into a unitary advisory fee arrangement for the New Fund. The Board also considered that Krane structured the proposed fee for the New Fund in a manner that is consistent with other series of the Trust. The Board took note that under the unitary fee arrangement, Krane will be responsible for paying most of the expenses incurred by the New Fund, including those of its principal service providers, and that Krane takes the risk that the New Fund may not be successful in raising sufficient assets to enable Krane to cover the cost of such expenses.

The Board considered the proposed fee for the New Fund compared to its respective Morningstar peer group. The Board noted that the total expense ratio for the New Fund is in line with or slightly lower than the median expense ratio for its respective peer groups.

D.	Costs and Profitability

The Board considered pro-forma projected profit and loss statements for the New Fund. The Board recognized that, because the New Fund has not yet launched, it is difficult to estimate how profitable it will be to Krane, although the Board recognized that the New Fund will leverage procedures and systems put in place in connection with management of other series of the Trust. The Independent Trustees also considered information from Krane regarding its overall profitability and discussed with Krane’s management how launching the New Fund could impact such profitability. The Board noted Krane’s continuing commitment to operating the Trust and its continued use of a unitary fee structure under which it will bear many of the expenses of the New Fund. Based on these and other considerations, the Board concluded that the profitability of the New Fund was not a material factor in its consideration of the Advisory Agreement.

Approval of Advisory Agreement (Form N-CSRS Item 11) (Unaudited) (concluded)

E.	Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the operations of the New Fund. The Board considered that Krane would benefit if the New Fund would participate in the Trust’s securities lending program and whether Krane would benefit as a result of its ability to use the New Fund’s assets to engage in soft dollar transactions.

F.	Economies of Scale

The Board considered whether Krane would realize economies of scale with respect to its services as the New Fund grows, including the extent to which this is reflected in the level of fees to be paid by the New Fund. The Board noted that the proposed advisory fees for the New Fund do not include breakpoints, and considered that it is not possible—before the commencement of investment operations—to accurately evaluate potential economies of scale. The Board also noted that Krane continues to reinvest a portion of its profits in its business, including through the enhancement of its compliance, operations and investment infrastructure, and that any economies of scale could be shared with the New Fund in this manner. Based on these and other considerations, including that the New Fund is newly organized, the Board considered economies of scale not to be a material factor in its consideration of the Advisory Agreement.

G.	Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Advisory Agreement. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Advisory Agreement. The Board noted that, consistent with its approach to other series of the Trust, it will continue to monitor the New Fund at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Advisory Agreement, were reasonable in light of the factors considered by the Board.

KraneShares Trust:	Distributor:
280 Park Avenue 32nd Floor	SEI Investments Distribution Co.
New York, NY 10017	One Freedom Valley Drive
Oaks, PA 19456

Investment Adviser:	Administrator:
Krane Funds Advisors, LLC	SEI Investments Global Funds Services
280 Park Avenue 32nd Floor	One Freedom Valley Drive
New York, NY 10017	Oaks, PA 19456

Independent Registered Public Accounting Firm:
KPMG LLP
1601 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

280 Park Avenue, 32nd Floor

New York, NY 10017

KRS-SA-005-0100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid during the period covered by the report to the Trustees on the Registrant’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement is included in the Registrant’s financial statements, which is included in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable to the Registrant.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable to the Registrant.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), is filed herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 6, 2024

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 6, 2024